Other Income and Other Expenses - Summary of Other Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and other expenses [abstract]
Impairment loss from tangible Assets			$ 19,004	$ 0	$ 0
Impairment loss from Intangible Assets			4,070,331	3,902,589	564,563
Loss from disposal of tangible assets			0	3,246,343	1,518,115
Loss from disposal of Intangible Assets	$ (3)	$ 0	1,912	0	0
Loss on disposal of investment shares in subsidiaries			0	0	13,318,419
Impairment loss from equity method investment			2,683,019	0	0
Loss from equity method investment			0	535,268	0
Loss from inventory impairment			214,378	5,645,992	8,415,311
Miscellaneous loss	430,498	69,927	440,332	1,364,824	5,267,980
Nasdaq listing expenses			26,884,034	0	0
Reverse acquisition expense	18,736,326		18,736,326	0	0
Other allowance for other receivables and prepayments	(203,265)	0	4,865,907	436,674	10,127,381
Donation	0	37,812	37,508	37,926	0
Total other expenses	$ 227,236	$ 107,739	$ 57,952,751	$ 15,169,616	$ 39,211,769